Intangible assets (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Apr. 01, 2021
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning		₨ 2,392,622
Intangible Assets Other Than Goodwill	₨ 622,688	634,730	₨ 679,991
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	2,718,093
Acquisitions during the year	420,376	325,471
Disposals during the year	0	0
Adjustment	0
Balance at ending	3,138,468	2,718,093
Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	2,083,363	1,712,631
Acquisitions during the year	432,417	370,932
Balance at ending	2,515,780	2,083,363
Bandwidth Capacity [Member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	90,791	149,210	223,693
Bandwidth Capacity [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	736,388	736,388
Acquisitions during the year	36,900	0
Disposals during the year	0	0
Adjustment	0
Balance at ending	773,288	736,388
Bandwidth Capacity [Member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	587,178	512,695
Acquisitions during the year	95,319	74,483
Balance at ending	682,497	587,178
Computer software [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	500,499	450,958	418,587
Computer software [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	1,903,704	1,578,234
Acquisitions during the year	383,476	325,471
Disposals during the year	0	0
Adjustment	0
Balance at ending	2,287,180	1,903,704
Computer software [member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	1,452,946	1,159,647
Acquisitions during the year	333,935	293,299
Balance at ending	1,786,681	1,452,946
Licences and franchises [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	31,398	34,561	₨ 37,711
Licences and franchises [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	78,000	78,000
Acquisitions during the year	0	0
Disposals during the year	0	0
Adjustment	0
Balance at ending	78,000	78,000
Licences and franchises [member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	43,439	40,289
Acquisitions during the year	3,163	3,150
Balance at ending	₨ 46,602	₨ 43,439